Shareholder's Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 20, 2015	Dec. 31, 2014	Apr. 28, 2014	Mar. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 20, 2013
Schedule of Stockholders Equity [Line Items]
Preferred Stock, Shares Authorized		1,000,000			1,000,000	1,000,000	1,000,000
Preferred Stock, Par Or Stated Value Per Share		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		100,000,000			100,000,000	100,000,000	100,000,000
Common Stock, Par Or Stated Value Per Share		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		24,801,132			24,801,132	24,801,132	24,214,670
Common Stock, Shares, Outstanding		24,801,132			24,801,132	24,801,132	24,214,670
Legal Reserve Description						Colombian regulation requires that companies retain 10% of net income until it accumulates to least 50% of subscribed and paid in capital.
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			1,050,000
Sale of Stock, Number of Shares Issued in Transaction						2,500,000	649,382
Proceeds from Warrant Exercises						$ 821	$ 0
Warrants Issued			5,500,000
Number Of Warrants Exercised						102,570
Preferred Stock, Shares Issued		0			0	0	0
Preferred Stock, Shares Outstanding		0			0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						102,570
Business Combination, Consideration Transferred						$ 9,301
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						$ 4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 8.00				$ 8.00
Glasswall LLC
Schedule of Stockholders Equity [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		388,199
Business Combination, Consideration Transferred		$ 9,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 4,000
Business Acquisition, Share Price		$ 10.30				$ 10.30
Glasswall LLC | Non-Executive Chairman
Schedule of Stockholders Equity [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				95,693
Sale of Stock, Price Per Share				$ 10.45
Sale of Stock, Consideration Received Per Transaction				$ 1,000
Subsequent Event [Member]
Schedule of Stockholders Equity [Line Items]
Number Of Warrants Exercised					0
IPO [Member]
Schedule of Stockholders Equity [Line Items]
Proceeds from Warrant Exercises						$ 33,600
Warrant [Member] | Subsequent Event [Member]
Schedule of Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	102,570
ESCOW [Member]
Schedule of Stockholders Equity [Line Items]
Common Stock, Shares, Issued		27,801,132				27,801,132
Common Stock, Shares, Outstanding		3,000,000				3,000,000
Ordinary Shares [Member]
Schedule of Stockholders Equity [Line Items]
Common Stock, Shares, Issued			31,362,216
Stock Issued During Period, Shares, New Issues						483,892
Purchase Option [Member]
Schedule of Stockholders Equity [Line Items]
Proceeds from Warrant Exercises						$ 7,200
Proceeds from Stock Options Exercised						9,400
Insider Warrants [Member]
Schedule of Stockholders Equity [Line Items]
Proceeds from Warrant Exercises						40,000
Working Capital Warrants [Member]
Schedule of Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			200,000
Proceeds from Warrant Exercises						$ 40,000
Securities Registration Statement [Member]
Schedule of Stockholders Equity [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			23,567,141
Securities Registration Statement [Member] | Purchase Option [Member]
Schedule of Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			500,000
Securities Registration Statement [Member] | Purchase Option [Member] | Warrant [Member]
Schedule of Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			500,000
Securities Registration Statement [Member] | Insider Warrants [Member]
Schedule of Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues			4,800,000
Securities Registration Statement [Member] | Two Subscription Agreements [Member]
Schedule of Stockholders Equity [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			649,382
Securities Registration Statement [Member] | Subscription Agreement [Member]
Schedule of Stockholders Equity [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			95,693
Long Term Equity Incentive Plan 2013 [Member]
Schedule of Stockholders Equity [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance								1,593,917
Restricted Stock [Member]
Schedule of Stockholders Equity [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						20,567,141